Summary of Significant Accounting Policies - Schedule of Financial Guarantee Derivative Movement Activities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Settlement upon maturity of investor reserve arrangements	¥ (56,287)	$ (8,085)	¥ 272,057	¥ (383,061)
Financial Guarantee [Member]
Summary Of Significant Accounting Policies [Line Items]
Opening balance	56,287		(215,770)	167,291
Initial recognition of and change in fair value of ongoing investor reserve arrangements	(24,843)		114,813	(213,958)
Settlement upon maturity of investor reserve arrangements	¥ (31,444)		157,244	(169,103)
Ending balance			¥ 56,287	¥ (215,770)